Debt - Summary of Maturities of Long-Term Debt Outstanding (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Long-term Debt, Fiscal Year Maturity [Line Items]
2021	$ 1,100
2022	1,100
2023	1,100
2024	1,100
2025	1,100
Thereafter	104,500
Term Loan [Member]
Long-term Debt, Fiscal Year Maturity [Line Items]
2021	1,100
2022	1,100
2023	1,100
2024	1,100
2025	1,100
Thereafter	$ 104,500